Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance as of January 1, 2025	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9
Additions	4.4	2.6	3.4	10.4
Release	(2.5)	(0.2)	(2.2)	(5.0)
Utilization	(6.6)	—	—	(6.6)
Exchange differences	(0.4)	(0.4)	(0.4)	(1.2)
Balance as of June 30, 2025	15.1	10.0	9.2	34.3
thereof current	15.1	1.2	0.6	16.9
thereof non-current	—	8.8	8.6	17.4

Balance as of January 1, 2026	10.7	11.5	11.6	33.7
thereof current	10.7	1.8	0.6	13.0
thereof non-current	—	9.7	11.0	20.7
Additions	6.9	2.5	5.6	15.0
Release	(2.7)	(0.2)	(0.2)	(3.0)
Utilization	(6.3)	—	—	(6.3)
Exchange differences	0.1	0.1	0.1	0.2
Balance as of June 30, 2026	8.7	13.8	17.0	39.6
thereof current	8.7	2.5	0.7	12.0
thereof non-current	—	11.3	16.3	27.6